SUPPLEMENT DATED AUGUST 16, 1999
                                       TO
                              FOUNDERS FUNDS, INC.
                          PROSPECTUS DATED MAY 1, 1999
                (AS PREVIOUSLY SUPPLEMENTED ON JULY 26, 1999)

      Effective August 13, 1999, Founders Frontier Fund ("Frontier Fund") was merged into Founders Discovery Fund. This merger is described on page 11 of the Prospectus. As a result of the completion of the merger, Frontier Fund has ceased to exist. Accordingly, the Frontier Fund is no longer being offered for sale to investors.

      The "Other Expenses (Without Reimbursements/Waivers)" of Worldwide Growth Fund shown on page 28 of the Prospectus is amended to read 0.28%.

      The paragraph entitled "Portfolio Turnover" on page 34 of the Prospectus is amended by adding the following sentence at the end of the paragraph:

      The Funds' current and future portfolio turnover rates may differ significantly from their historical portfolio turnover rates.

      The biography of Robert T. Ammann appearing on page 37 of the Prospectus is amended to read as follows:

      ROBERT T. AMMANN, VICE PRESIDENT OF INVESTMENTS. Mr. Ammann is a Chartered Financial Analyst who has been lead portfolio manager for Founders Discovery Fund since 1997. Mr. Ammann also served as portfolio manager for Founders Frontier Fund from February 1999 until its merger with Discovery Fund in August 1999. Mr. Ammann joined Founders in 1993 as a research analyst, and became a senior research analyst in 1996. Prior to joining Founders, he was a financial statistician for Standard & Poor's CompuStat Services, Inc. A graduate of Colorado State University, Mr. Ammann holds a bachelor's degree in finance.

      The first paragraph under the sub-heading "Signature Guarantee" on page 48 of the Prospectus is amended by revising the fifth bullet point sub-paragraph to read as follows:

o a redemption for $50,000 or more from an account that does not have telephone redemption privileges (excluding accounts held by a corporation)

                        SUPPLEMENT DATED AUGUST 16, 1999
                                       TO
                              FOUNDERS FUNDS, INC.
                       STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 1999

      Effective August 13, 1999, Founders Frontier Fund ("Frontier Fund") was merged into Founders Discovery Fund. As a result of the completion of the merger, Frontier Fund has ceased to exist. Accordingly, the Frontier Fund is no longer being offered for sale to investors.

      The cover page of the Statement of Additional Information is hereby amended to add Founders' toll-free telephone number: 1-800-525-2440.

      The heading "Illiquid Securities" on page 18 is hereby amended to read "Securities That Are Not Readily Marketable." The existing heading "Securities That Are Not Readily Marketable" on page 19 is hereby amended to read "Rule 144A Securities." Accordingly, the Table of Contents appearing on pages i and ii is hereby restated to read as follows:

                                TABLE OF CONTENTS

FOUNDERS FUNDS, INC....................................................1

INVESTMENT RESTRICTIONS................................................1

   FUNDAMENTAL INVESTMENT RESTRICTIONS.................................1
   NON-FUNDAMENTAL INVESTMENT RESTRICTIONS.............................2

INVESTMENT STRATEGIES AND RISKS........................................4

   TEMPORARY DEFENSIVE INVESTMENTS.....................................4
   PORTFOLIO TURNOVER..................................................4
   HEDGING TECHNIQUES..................................................5
      OPTIONS ON SECURITIES INDICES AND SECURITIES.....................5
      FUTURES CONTRACTS................................................8
      OPTIONS ON FUTURES CONTRACTS....................................11
      OPTIONS ON FOREIGN CURRENCIES...................................12
      RISK FACTORS OF INVESTING IN FUTURES AND OPTIONS................13
   FOREIGN SECURITIES AND ADRS........................................14
   FORWARD CONTRACTS FOR PURCHASE OR SALE OF FOREIGN CURRENCIES.......16
   SECURITIES THAT ARE NOT READILY MARKETABLE.........................18
   RULE 144A SECURITIES...............................................19
   FIXED-INCOME SECURITIES............................................19
   FOREIGN BANK OBLIGATIONS...........................................21
   REPURCHASE AGREEMENTS..............................................22
   CONVERTIBLE SECURITIES.............................................22
   GOVERNMENT SECURITIES..............................................23
   MORTGAGE-RELATED SECURITIES........................................23
      MORTGAGE PASS-THROUGH SECURITIES................................24
      COLLATERALIZED MORTGAGE OBLIGATIONS.............................25

      FHLMC CMOS......................................................25
      RISKS OF MORTGAGE-RELATED SECURITIES............................26
   COMMERCIAL PAPER AND OTHER CASH SECURITIES.........................27
   WHEN-ISSUED SECURITIES.............................................28
   BORROWING..........................................................28
   SECURITIES OF OTHER INVESTMENT COMPANIES...........................28

DIRECTORS AND OFFICERS................................................29

   DIRECTORS..........................................................29
   COMMITTEES.........................................................31
   DIRECTOR COMPENSATION..............................................32
   OFFICERS...........................................................32

INVESTMENT ADVISER, DISTRIBUTOR AND OTHER SERVICE PROVIDERS...........35

   INVESTMENT ADVISER.................................................35
   DISTRIBUTOR........................................................39
   DISTRIBUTION PLANS.................................................40
   SHAREHOLDER SERVICING..............................................42
      FUND ACCOUNTING AND ADMINISTRATIVE SERVICES AGREEMENT...........42
      SHAREHOLDER SERVICES AGREEMENT..................................43
      TRANSFER AGENCY AGREEMENT.......................................44
      CUSTODIAN.......................................................44

BROKERAGE ALLOCATION..................................................44

CAPITAL STOCK.........................................................49

PRICING OF SHARES.....................................................52

PURCHASES AND REDEMPTIONS.............................................54

   TRANSACTIONS THROUGH THIRD PARTIES.................................54
   REDEMPTIONS........................................................54
   PURCHASES OF FUND SHARES BY FOUNDERS EMPLOYEES.....................55

DIVIDENDS, DISTRIBUTION AND TAXES.....................................55

YIELD AND PERFORMANCE INFORMATION.....................................60

ADDITIONAL INFORMATION................................................64

   CODE OF ETHICS.....................................................64
   INDEPENDENT ACCOUNTANTS............................................65
   REGISTRATION STATEMENT.............................................65

APPENDIX..............................................................66

   RATINGS OF CORPORATE BONDS.........................................66
   RATINGS OF COMMERCIAL PAPER........................................68
   RATINGS OF PREFERRED STOCK.........................................69

      The section of the Funds' Statement of Additional Information entitled "Investment Adviser, Distributor and Other Service Providers -- Investment Adviser" is hereby amended on page 39 to replace the third paragraph on that page with the following:

            Founders and its predecessor companies have been providing investment management services since 1938. In addition to serving as adviser to the Funds, Founders serves as investment adviser or sub-adviser to various other mutual funds and private accounts. The officers of Founders include Christopher M. Condron, Chairman, Richard W. Sabo, President and Chief Executive Officer; Robert T. Ammann, Vice President; Thomas M. Arrington, Vice President; Angelo Barr, Vice President and National Sales Manager; Scott A. Chapman, Vice President; Kenneth R. Christoffersen, Vice President, General Counsel and Secretary; Gregory P. Contillo, Senior Vice President and Chief Marketing Officer; Francis P. Gaffney, Vice President; Roberto Galindo,
      Jr., Vice President; Laurine Garrity, Vice President; Brian F. Kelly, Vice President; Paul A. LaRocco, Vice President; Douglas
      A. Loeffler, Vice President; David L. Ray, Senior Vice President and Treasurer; Linda M. Ripley, Vice President; and Tracy P. Stouffer, Vice President.

      The  third  paragraph  of the  section  of  the  Statement  of  Additional
Information  entitled   "Investment  Adviser,   Distributor  and  Other  Service
Providers Distribution Plans" is hereby amended on page 40 to read as follows:

      Plan payments may be made only to reimburse expenses paid during a rolling twelve-month period, subject to the annual limitation of 0.25% of average daily net assets. Any reimbursable expenses paid in excess of this limitation are not reimbursable and will be borne by Founders. As of December 31, 1998, Founders had paid the following distribution-related expenses on behalf of the 12b-1 Funds, which had not been reimbursed pursuant to the Plans:

      The heading of the third paragraph of the section of the Statement of Additional Information entitled "Pricing of Shares" is hereby amended on page 52 to read as follows:

      "All Funds Except Money Market Fund."


This Supplement supersedes the Supplements dated May 21, 1999 and July 26, 1999.